Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical)	12 Months Ended
Dec. 31, 2012
Shanghai Haoji Network Technology Co Ltd
Equity interest acquired	25.96%
Beijing Giant Zhengtu Network Technology Co Ltd
Equity interest acquired	51.00%